Share-based compensation (Share-based compensation-Share options-2011 Share Incentive Scheme) (Details) - 2011 Incentive Scheme [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance ,options	9,414,400	10,307,400	10,307,400
Forfeited ,Options		(893,000)
Balance ,options		9,414,400	10,307,400	10,307,400
Expected to vest at December 31 ,options	9,414,400
Exercisable at December 31, options	7,929,300
Forfeited ,weighted average exercise price		$ 3.8830
Balance ,weighted average exercise price		$ 3.7997	$ 3.8069	$ 3.8069
Expected to vest at December 31, weighted average exercise price	$ 3.7997
Exercisable at December 31, weighted average exercise price	$ 3.8492
Balance ,contractual life	1 year 9 months 18 days	2 years 9 months 18 days	4 years 5 months 12 days	5 years 5 months 12 days
Expected to vest at December 31, contractual life	1 year 9 months 18 days
Exercisable at December 31, contractual life	1 year 11 months 19 days
Balance, December 31, aggregate intrinsic value	$ 0	$ 0	$ 3,669
Expected to vest at December 31, aggregate intrinsic value	0
Exercisable at December 31, aggregate intrinsic value	$ 0	$ 0